Details of Consolidated Statements of Cash Flows - Changes in Non-Cash Operating Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Cash Flows [Abstract]
Accounts receivable	$ (584)	$ (46)	$ (909)
Inventories	(141)	(315)	(282)
Prepaid expenses and other	(56)	36	(49)
Accounts payable	329	249	475
Accrued salaries and wages	87	37	80
Other accrued liabilities	298	97	87
Income taxes payable	(56)	16	(29)
Deferred revenue	(4)	(2)	(4)
Changes in non-cash operating assets and liabilities	$ (127)	$ 72	$ (631)